Issued Capital (Tables)	12 Months Ended
Jun. 30, 2024
Issued Capital
Schedule of Issued Capital Following Business Combination

	30 June 2024		30 June 2023
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares to AOI shareholders	18,646,643	2,860	18,646,643	2,860
Issuance of shares to SPAC shareholders	124,768	19	-	-
Issuance of shares to SPAC Founders	2,666,900	409	-	-
Conversion of convertible notes	150,000	23	-	-
Issuance of shares in exchange for advisory services	694,391	107
Conversion of rights	941,400	144	-	-
	23,224,102	3,562	18,646,643	2,860

Share premium:

	30 June 2024	30 June 2023
	Share Premium	Share Premium
Issuance of shares to AOI shareholders	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	-
Issuance of shares to SPAC Founders	(5,791,835)	-
Conversion of convertible notes	2,300,590	-
Issuance of shares in exchange for advisory services	(107)	-
Conversion of rights	(144)	-
Issuance of convertible note – equity component	140,495	-
Recapitalization costs	16,126,854	-
	18,379,671	2,579,627
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	-
	17,064,658	2,579,627